UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2019
Date of reporting period: June 30, 2019

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2019

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q and N-PORT Exhibit are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2019 (the “period”). The Fund delivered a total return of 17.42%, versus an 18.54% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 27%), Consumer Discretionary (up 22%), and Industrials (up 21%). All of the sectors within the S&P 500® reported positive performance during the period. The sectors that reported the weakest, yet still positive, performance were Health Care (up 8%), Energy (up 13%), and Utilities (up 15%).

Detractors from Performance
The Fund’s holdings in the Financials sector were the most significant detractor2 from performance relative to the S&P 500®. This was due to weaker stock selection (up 10%, compared with up 18%). Bank of New York Mellon3 (down 5%), which was the top detractor for the period, and Danske Bank (down 14%) hindered performance.

The Fund’s absolute performance was hindered by its Health Care holdings (down 1%). CVS (down 15%) was a top detractor.

The Fund’s Information Technology holdings outperformed those of the S&P 500® (up 30%, versus up 27%). However, this sector hindered the Fund’s relative performance due to the Fund’s significant underweight position in the top performing sector (9% average weighting, compared with 20% for the S&P 500®).

The Fund’s Energy holdings were detractors relative to those of the S&P 500®. The Fund’s performance was hindered mainly due to the Fund’s weaker performing Energy stocks (up 6%, versus up 13% for the S&P 500®). Encana (down 11%) held back Fund performance.

Qurate Retail (down 37%), Liberty TripAdvisor (down 22%), Orascom Construction (down 12%), Wabtec (up 4%), and Didi Chuxing (up less than 1%) were among the weaker performers during the period. Wabtec, which was acquired via a spin off from General Electric, was sold during the period.

Contributors to Performance
The Fund’s Consumer Discretionary holdings were the most substantial absolute contributor and were a top contributor to performance relative to the S&P 500®. The Fund benefited from its strong stock selection (up 28%, versus up 22%) and overweight position (16% average weighting, when compared with 10%) relative to the S&P 500®. New Oriental Education & Technology (up 76%) and Amazon (up 26%) were the second- and third-top contributors for the period, respectively. Amazon was the third-largest holding at the end of the period representing approximately 6% of net assets.

The Fund benefited from its significant underweight position in the weakest performing sector within the S&P 500®, Health Care. The Fund had an average weighting of 2% in this sector, versus 14% for the S&P 500®.

The Fund’s Financials securities (up 10%) aided the Fund’s absolute performance. Individual contributors included American Express (up 31%), Capital One Financial (up 21%), and JPMorgan Chase (up 16%).

The Industrials sector helped Fund performance both on an absolute basis and relative to the S&P 500®. The Fund benefited as a result of both stock selection (up 26%, versus up 21%) and weighting (12% average weighting, versus 9%). United Technologies (up 24%), General Electric (up 44%), and Johnson Controls (up 33%) were all top contributors. General Electric and Johnson Controls were both sold during the period.

Other notable contributors during the period included Facebook (up 47%), the top contributor for the period, and Applied Materials (up 39%).

The Fund had an average weighting of 19% in foreign securities during the period. These foreign securities slightly outperformed the Fund’s U.S. holdings (up 20%, compared with up 18%).

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: common stock risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, foreign country risk, foreign currency risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(0.41)%	7.36%	11.75%	5.80%	0.64%	0.64%
Standard & Poor’s 500® Index	10.42%	10.71%	14.69%	5.87%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.22%	Diversified Financials	19.85%	5.12%
Common Stock (Foreign)	16.52%	Banks	14.19%	5.48%
Preferred Stock (Foreign)	2.84%	Media & Entertainment	13.86%	8.17%
Short-Term Investments	1.33%	Retailing	11.41%	6.64%
Other Assets & Liabilities	0.09%	Information Technology	11.38%	21.47%
	100.00%	Capital Goods	7.36%	6.63%
		Energy	5.22%	5.04%
		Insurance	4.44%	2.51%
		Consumer Services	3.69%	1.95%
		Health Care	3.17%	14.19%
		Transportation	2.88%	1.99%
		Automobiles & Components	1.12%	0.52%
		Materials	0.72%	2.80%
		Other	0.71%	17.49%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

Alphabet Inc.*	Media & Entertainment	8.08%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.46%
Amazon.com, Inc.	Retailing	5.78%
Wells Fargo & Co.	Banks	5.30%
Capital One Financial Corp.	Consumer Finance	5.16%
United Technologies Corp.	Capital Goods	4.83%
Facebook, Inc., Class A	Media & Entertainment	4.53%
JPMorgan Chase & Co.	Banks	4.39%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	4.37%
American Express Co.	Consumer Finance	4.04%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During Period* (01/01/19-06/30/19)
Actual	$1,000.00	$1,174.17	$3.45
Hypothetical	$1,000.00	$1,021.62	$3.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.64%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.74%)
COMMUNICATION SERVICES – (13.87%)
Media & Entertainment – (13.66%)
Alphabet Inc., Class A *	5,890	$6,377,692
Alphabet Inc., Class C *	9,933	10,736,679
Facebook, Inc., Class A *	49,750	9,601,750
Liberty Global plc, Series C *	60,210	1,597,372
Liberty Latin America Ltd., Class C *	20,595	354,028
Liberty TripAdvisor Holdings, Inc., Series A *	8,978	111,327
MultiChoice Group Ltd. (South Africa)*	16,180	153,897
		28,932,745
Telecommunication Services – (0.21%)
GCI Liberty, Inc., Class A *	7,409	455,357
	Total Communication Services	29,388,102
CONSUMER DISCRETIONARY – (16.47%)
Automobiles & Components – (1.11%)
Adient plc *	96,633	2,345,283
Consumer Durables & Apparel – (0.48%)
Hunter Douglas N.V. (Netherlands)	14,510	1,013,058
Consumer Services – (3.63%)
New Oriental Education & Technology Group, Inc., ADR (China)*	79,720	7,699,358
Retailing – (11.25%)
Alibaba Group Holding Ltd., ADR (China)*	31,130	5,274,978
Amazon.com, Inc. *	6,466	12,244,211
Booking Holdings Inc. *	935	1,752,854
Liberty Expedia Holdings, Inc., Series A *	4,973	237,660
Naspers Ltd. - N (South Africa)	16,180	3,928,139
Qurate Retail, Inc., Series A *	31,664	392,317
		23,830,159
	Total Consumer Discretionary	34,887,858
ENERGY – (5.15%)
Apache Corp.	238,170	6,899,785
Encana Corp. (Canada)	374,430	1,920,826
Magnolia Oil & Gas Corp., Class A *	179,804	2,082,130
	Total Energy	10,902,741
FINANCIALS – (37.93%)
Banks – (13.99%)
Danske Bank A/S (Denmark)	122,220	1,931,754
DBS Group Holdings Ltd. (Singapore)	177,360	3,403,005
JPMorgan Chase & Co.	83,188	9,300,418
U.S. Bancorp	71,840	3,764,416
Wells Fargo & Co.	237,314	11,229,698
		29,629,291
Diversified Financials – (19.56%)
Capital Markets – (3.90%)
Bank of New York Mellon Corp.	187,360	8,271,944
Consumer Finance – (9.20%)
American Express Co.	69,259	8,549,331

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Consumer Finance – (Continued)
Capital One Financial Corp.	120,490	$10,933,262
		19,482,593
Diversified Financial Services – (6.46%)
Berkshire Hathaway Inc., Class A *	43	13,689,050
		41,443,587
Insurance – (4.38%)
Life & Health Insurance – (1.43%)
AIA Group Ltd. (Hong Kong)	279,910	3,018,859
Property & Casualty Insurance – (2.95%)
Chubb Ltd.	19,260	2,836,805
Loews Corp.	42,980	2,349,717
Markel Corp. *	980	1,067,808
		6,254,330
		9,273,189
	Total Financials	80,346,067
HEALTH CARE – (3.13%)
Health Care Equipment & Services – (3.13%)
CVS Health Corp.	40,222	2,191,697
Quest Diagnostics Inc.	43,540	4,432,807
	Total Health Care	6,624,504
INDUSTRIALS – (7.26%)
Capital Goods – (7.26%)
Ferguson PLC (United Kingdom)	71,110	5,057,142
Orascom Construction PLC (United Arab Emirates)	14,625	81,900
United Technologies Corp.	78,630	10,237,626
	Total Industrials	15,376,668
INFORMATION TECHNOLOGY – (11.22%)
Semiconductors & Semiconductor Equipment – (8.84%)
Applied Materials, Inc.	206,150	9,258,196
Intel Corp.	73,640	3,525,147
Texas Instruments Inc.	51,780	5,942,273
		18,725,616
Software & Services – (2.38%)
Microsoft Corp.	24,760	3,316,850
Oracle Corp.	30,120	1,715,936
		5,032,786
	Total Information Technology	23,758,402
MATERIALS – (0.71%)
LafargeHolcim Ltd. (Switzerland)	30,829	1,505,290
	Total Materials	1,505,290
TOTAL COMMON STOCK – (Identified cost $128,255,981)		202,789,632

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
PREFERRED STOCK – (2.84%)
INDUSTRIALS – (2.84%)
Transportation – (2.84%)
	Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	$6,010,261
		TOTAL PREFERRED STOCK – (Identified cost $3,959,579)	6,010,261
SHORT-TERM INVESTMENTS – (1.33%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $931,199 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $949,620)	$931,000	931,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $660,138 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.50%, 03/01/20-07/01/49, total market value $673,200)	660,000	660,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $1,241,265 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-5.00%, 06/01/39-06/01/49, total market value $1,265,820)	1,241,000	1,241,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,832,000)	2,832,000
	Total Investments – (99.91%) – (Identified cost $135,047,560)		211,631,893
	Other Assets Less Liabilities – (0.09%)		185,161
		Net Assets – (100.00%)	$211,817,054

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$211,631,893
Cash	521
Receivables:
Capital stock sold	19,167
Dividends and interest	60,688
Investment securities sold	680,419
Prepaid expenses	2,959
Total assets	212,395,647
LIABILITIES:
Payables:
Capital stock redeemed	30,578
Investment securities purchased	413,230
Accrued investment advisory fee	96,652
Other accrued expenses	38,133
Total liabilities	578,593
NET ASSETS	$211,817,054
SHARES OUTSTANDING	26,191,176
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$8.09
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$26,191
Additional paid-in capital	127,379,720
Distributable earnings	84,411,143
Net Assets	$211,817,054

*Including:
Cost of investments	$135,047,560

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$1,869,564
Interest		54,858
Total income		1,924,422
Expenses:
Investment advisory fees (Note 3)	$577,612
Custodian fees	16,117
Transfer agent fees	7,734
Audit fees	11,163
Legal fees	3,895
Accounting fees (Note 3)	4,002
Reports to shareholders	4,350
Directors’ fees and expenses	37,831
Registration and filing fees	25
Miscellaneous	12,207
Total expenses		674,936
Net investment income		1,249,486
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,903,458
Foreign currency transactions		(3,608)
Net realized gain		1,899,850
Net increase in unrealized appreciation		29,877,774
Net realized and unrealized gain on investments and foreign currency transactions		31,777,624
Net increase in net assets resulting from operations		$33,027,110

*Net of foreign taxes withheld of		$30,797

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
OPERATIONS:
Net investment income	$1,249,486	$2,040,783
Net realized gain from investments and foreign currency transactions	1,899,850	31,621,678
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	29,877,774	(63,334,795)
Net increase (decrease) in net assets resulting from operations	33,027,110	(29,672,334)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(41,857,203)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(15,217,151)	11,504,217
Total increase (decrease) in net assets	17,809,959	(60,025,320)
NET ASSETS:
Beginning of period	194,007,095	254,032,415
End of period	$211,817,054	$194,007,095

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$29,388,102	$–	$–	$29,388,102
Consumer Discretionary	34,887,858	–	–	34,887,858
Energy	10,902,741	–	–	10,902,741
Financials	80,346,067	–	–	80,346,067
Health Care	6,624,504	–	–	6,624,504
Industrials	15,376,668	–	–	15,376,668
Information Technology	23,758,402	–	–	23,758,402
Materials	1,505,290	–	–	1,505,290
Preferred Stock:
Industrials	–	–	6,010,261	6,010,261
Short-term securities	–	2,832,000	–	2,832,000
Total Investments	$202,789,632	$2,832,000	$6,010,261	$211,631,893

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2019. The net increase in unrealized appreciation during the period on Level 3 securities still held at June 30, 2019 was $14,365. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance June 30, 2019
Investments in Securities:
Preferred Stock	$5,995,896	$–	$14,365	–	$–	$6,010,261
Total Level 3	$5,995,896	$–	$14,365	$–	$–	$6,010,261

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	June 30, 2019	Technique	Input	Range	an Increase in Input
Investments in Securities:
Preferred Stock	$6,010,261	Market Approach	Volume-Weighted Transaction Price	$46.00-$48.39	Increase
Total Level 3	$6,010,261

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund’s investment. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At June 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$87,740,377
Unrealized depreciation	(12,052,835)
Net unrealized appreciation	$75,687,542

Aggregate cost	$135,944,351

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, corporate actions, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2019 were $12,751,858 and $21,417,862, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2019 amounted to $4,002.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2019 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	317,038	–	(2,267,086)	(1,950,048)
Value:	$2,456,404	$–	$(17,673,555)	$(15,217,151)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,198,466	6,119,474	(4,111,979)	3,205,961
Value:	$11,768,533	$41,857,203	$(42,121,519)	$11,504,217

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2019.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2019, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,010,261 or 2.84% of the Fund’s net assets as of June 30, 2019. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of June 30, 2019
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$46.6114

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2019	Year ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.89	$10.19	$9.10	$9.62	$11.32	$13.48
Income (Loss) from Investment Operations:
Net Investment Income	0.05[a]	0.09[a]	0.07[a]	0.07[a]	0.10	0.12
Net Realized and Unrealized Gains (Losses)	1.15	(1.49)	1.99	1.09	0.10	0.73
Total from Investment Operations	1.20	(1.40)	2.06	1.16	0.20	0.85
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.09)	(0.08)	(0.13)	(0.09)	(0.13)
Distributions from Realized Gains	–	(1.81)	(0.89)	(1.55)	(1.81)	(2.88)
Total Dividends and Distributions	–	(1.90)	(0.97)	(1.68)	(1.90)	(3.01)
Net Asset Value, End of Period	$8.09	$6.89	$10.19	$9.10	$9.62	$11.32

Total Return[b]	17.42%	(13.60)%	22.63%	11.88%	1.60%	6.06%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$211,817	$194,007	$254,032	$249,343	$321,746	$365,125
Ratio of Expenses to Average Net Assets:
Gross	0.64%[c]	0.64%	0.64%	0.62%	0.62%	0.62%
Net[d]	0.64%[c]	0.64%	0.64%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.19%[c]	0.86%	0.72%	0.78%	0.86%	0.82%
Portfolio Turnover Rate[e]	6%	23%	12%	18%	27%	26%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2019. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Value Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® since its inception on July 1, 1999, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap core funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five- and ten-year time periods, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 16 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2018. The Fund outperformed the S&P 500® in 3 out of 11 rolling ten-year time periods and the Morningstar U.S. Insurance Large Blend category in 4 out of 11 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2018.
The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2020.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The
Coca-Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2019

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q and N-PORT Exhibit are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®”) for the six-month period ended June 30, 2019 (the “period”). The Fund delivered a total return of 12.55%, versus an 18.54% return for the S&P 500®. The sectors1 within the S&P 500® that reported the strongest performance were Information Technology (up 27%), Consumer Discretionary (up 22%), and Industrials (up 21%). All sectors within the S&P 500® reported positive performance, but those that reported the weakest performance, yet still positive, were Health Care (up 8%), Energy (up 13%), and Utilities (up 15%).

Detractors from Performance
The Fund’s Bank securities were the most significant detractor2 from performance relative to the S&P 500®, owing primarily to weaker stock selection (up 13%, versus up 17%). The top detractor for the period, Metro Bank3 (down 38%), Danske Bank (down 14%), and Bank of America (down 1%) hindered performance. Metro Bank and Bank of America were new acquisitions during the period.

The Fund’s Insurance holdings underperformed those of the S&P 500® (up 13%, compared with up 26%), with Greenlight Capital (down 2%) among the top detractors.

The Fund had a significant position in the Capital Markets industry (19% average weighting). The Fund’s holdings in this industry underperformed those of the S&P 500® (up 10%, compared with up 15%) and included Bank of New York Mellon (down 5%), State Street (down 10%), and Charles Schwab (down 2%).

The Fund maintained a small position in the Communication Services sector (3% average weighting). While the position had a positive return (up 4%), it weighed on relative performance.

Contributors to Performance
The Bank industry was the top absolute contributor. U.S. Bancorp (up 16%), DNB ASA (up 23%), and JPMorgan Chase (up 16%) were among the top contributors. U.S. Bancorp was the largest holding at the end of the period, at 7.65% of total net assets.

Consumer Finance securities were another strong contributor to Fund performance (up 25%). The Fund’s only Consumer Finance securities, American Express (up 31%) and Capital One Financial (up 21%), were the top two contributors, respectively, for the period.

Likewise, Insurance aided absolute performance. The Fund’s Insurance securities were up 13%. Loews (up 20%) and Chubb (up 15%) were among the top performers.

Other securities that boosted Fund performance were Julius Baer (up 30%), Goldman Sachs (up 24%), and Oaktree Capital Group (up 25%). Oaktree Capital Group was sold during the period.

The Fund had approximately an 18% position in foreign securities at the end of the period. The Fund’s non-U.S. holdings outperformed its domestic holdings (up 15%, versus up 13%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: common stock risk, credit risk, depositary receipts risk, emerging market risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	1.86%	8.65%	12.35%	5.80%	0.71%	0.71%
Standard & Poor’s 500® Index	10.42%	10.71%	14.69%	5.87%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.21%	Diversified Financials	38.81%	5.12%
Common Stock (Foreign)	17.62%	Banks	34.82%	5.48%
Short-Term Investments	1.13%	Insurance	23.35%	2.51%
Other Assets & Liabilities	0.04%	Media & Entertainment	3.02%	8.17%
	100.00%	Information Technology	–	21.47%
		Health Care	–	14.19%
		Retailing	–	6.64%
		Capital Goods	–	6.63%
		Energy	–	5.04%
		Food, Beverage & Tobacco	–	3.88%
		Other	–	20.87%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

U.S. Bancorp	Banks	7.65%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.41%
Capital One Financial Corp.	Consumer Finance	7.33%
American Express Co.	Consumer Finance	6.63%
JPMorgan Chase & Co.	Banks	5.55%
Markel Corp.	Property & Casualty Insurance	5.42%
Chubb Ltd.	Property & Casualty Insurance	5.01%
Bank of New York Mellon Corp.	Capital Markets	4.89%
Wells Fargo & Co.	Banks	4.79%
Loews Corp.	Property & Casualty Insurance	4.47%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During Period* (01/01/19-06/30/19)
Actual	$1,000.00	$1,125.54	$3.74
Hypothetical	$1,000.00	$1,021.27	$3.56

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.71%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.83%)
COMMUNICATION SERVICES – (2.98%)
Media & Entertainment – (2.98%)
Alphabet Inc., Class A *	700	$757,960
Alphabet Inc., Class C *	1,075	1,161,978
	Total Communication Services	1,919,938
FINANCIALS – (95.85%)
Banks – (34.41%)
Bank of America Corp.	41,410	1,200,890
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	1,647,400
Danske Bank A/S (Denmark)	27,410	433,230
DBS Group Holdings Ltd. (Singapore)	122,651	2,353,304
DNB ASA (Norway)	146,330	2,722,315
JPMorgan Chase & Co.	32,000	3,577,600
Metro Bank PLC (United Kingdom)*	87,540	584,205
PNC Financial Services Group, Inc.	11,960	1,641,869
U.S. Bancorp	94,110	4,931,364
Wells Fargo & Co.	65,170	3,083,844
		22,176,021
Diversified Financials – (38.36%)
Capital Markets – (16.99%)
Bank of New York Mellon Corp.	71,320	3,148,778
Charles Schwab Corp.	18,500	743,515
Goldman Sachs Group, Inc.	9,650	1,974,390
Julius Baer Group Ltd. (Switzerland)	48,914	2,177,630
KKR & Co. Inc., Class A	55,480	1,401,980
State Street Corp.	26,810	1,502,969
		10,949,262
Consumer Finance – (13.96%)
American Express Co.	34,610	4,272,258
Capital One Financial Corp.	52,040	4,722,110
		8,994,368
Diversified Financial Services – (7.41%)
Berkshire Hathaway Inc., Class A *	15	4,775,250
		24,718,880
Insurance – (23.08%)
Property & Casualty Insurance – (14.90%)
Chubb Ltd.	21,906	3,226,535
Loews Corp.	52,660	2,878,922
Markel Corp. *	3,205	3,492,168
		9,597,625
Reinsurance – (8.18%)
Alleghany Corp. *	3,020	2,056,952
Everest Re Group, Ltd.	5,430	1,342,187
Greenlight Capital Re, Ltd., Class A *	51,500	437,235

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2019 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	14,130	$1,436,449
			5,272,823
			14,870,448
		Total Financials	61,765,349
	TOTAL COMMON STOCK – (Identified cost $41,640,736)		63,685,287
SHORT-TERM INVESTMENTS – (1.13%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $239,051 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $243,780)	$239,000	239,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $169,035 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-4.977%, 09/01/33-07/01/49, total market value $172,380)	169,000	169,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $319,068 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.95%-4.50%, 06/01/27-06/01/49, total market value $325,380)	319,000	319,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $727,000)		727,000
	Total Investments – (99.96%) – (Identified cost $42,367,736)		64,412,287
	Other Assets Less Liabilities – (0.04%)		28,016
	Net Assets – (100.00%)		$64,440,303

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$64,412,287
Cash	516
Receivables:
Capital stock sold	3,555
Dividends and interest	100,958
Prepaid expenses	699
Total assets	64,518,015
LIABILITIES:
Payables:
Capital stock redeemed	22,366
Accrued audit fees	8,589
Accrued custodian fees	5,264
Accrued investment advisory fee	29,680
Other accrued expenses	11,813
Total liabilities	77,712
NET ASSETS	$64,440,303
SHARES OUTSTANDING	4,957,757
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.00
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,958
Additional paid-in capital	39,275,597
Distributable earnings	25,159,748
Net Assets	$64,440,303

*Including:
Cost of investments	$42,367,736

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$870,732
Interest		14,794
Total income		885,526
Expenses:
Investment advisory fees (Note 3)	$175,517
Custodian fees	9,288
Transfer agent fees	5,631
Audit fees	9,988
Legal fees	1,185
Accounting fees (Note 3)	1,002
Reports to shareholders	1,501
Directors’ fees and expenses	13,936
Registration and filing fees	8
Miscellaneous	8,667
Total expenses		226,723
Net investment income		658,803
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		1,647,232
Foreign currency transactions		(323)
Net realized gain		1,646,909
Net increase in unrealized appreciation		5,172,435
Net realized and unrealized gain on investments and foreign currency transactions		6,819,344
Net increase in net assets resulting from operations		$7,478,147

*Net of foreign taxes withheld of		$51,425

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
OPERATIONS:
Net investment income	$658,803	$965,655
Net realized gain from investments and foreign currency transactions	1,646,909	9,909,928
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	5,172,435	(18,677,699)
Net increase (decrease) in net assets resulting from operations	7,478,147	(7,802,116)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(10,113,630)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(4,729,579)	4,229,381
Total increase (decrease) in net assets	2,748,568	(13,686,365)
NET ASSETS:
Beginning of period	61,691,735	75,378,100
End of period	$64,440,303	$61,691,735

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$1,919,938	$–	$–	$1,919,938
Financials	61,765,349	–	–	61,765,349
Short-term securities	–	727,000	–	727,000
Total Investments	$63,685,287	$727,000	$–	$64,412,287

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At June 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$23,260,367
Unrealized depreciation	(1,314,567)
Net unrealized appreciation	$21,945,800

Aggregate cost	$42,466,487

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors’ deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2019 were $2,028,146 and $5,974,155, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2019 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2019 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	264,992	–	(650,476)	(385,484)
Value:	$3,336,568	$–	$(8,066,147)	$(4,729,579)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	858,859	885,607	(1,263,306)	481,160
Value:	$13,637,652	$10,113,630	$(19,521,901)	$4,229,381

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2019.

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2019	Year ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.55	$15.50	$14.03	$13.31	$14.98	$15.08
Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.21	0.12	0.14	0.13	0.17
Net Realized and Unrealized Gains (Losses)	1.32	(1.89)	2.89	1.76	0.20	1.79
Total from Investment Operations	1.45	(1.68)	3.01	1.90	0.33	1.96
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.20)	(0.12)	(0.14)	(0.14)	(0.20)
Distributions from Realized Gains	–	(2.07)	(1.42)	(1.04)	(1.86)	(1.86)
Total Dividends and Distributions	–	(2.27)	(1.54)	(1.18)	(2.00)	(2.06)
Net Asset Value, End of Period	$13.00	$11.55	$15.50	$14.03	$13.31	$14.98

Total Return[a]	12.55%	(10.67)%	21.42%	14.25%	2.01%	12.85%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,440	$61,692	$75,378	$69,765	$67,541	$77,859
Ratio of Expenses to Average Net Assets:
Gross	0.71%[b]	0.69%	0.72%	0.70%	0.68%	0.68%
Net[c]	0.71%[b]	0.69%	0.72%	0.65%	0.68%	0.68%
Ratio of Net Investment Income to Average Net Assets	2.06%[b]	1.31%	0.75%	1.04%	0.82%	0.96%
Portfolio Turnover Rate[d]	3%	23%	14%	12%	12%	32%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2019. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Financial Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (“S&P 500®”), over the one-, three-, five-, and ten-year time periods, but outperformed the S&P 500® since its inception on July 1, 1999, all periods ended February 28, 2019.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the “Performance Universe Average”). The report indicated that the Fund outperformed the Performance Universe Average over the one-, two-, three-, four-, five- and ten-year time periods, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 16 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 11 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2018. The Fund outperformed the S&P 500® in 1 out of 11 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 11 out of 11 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2018.
The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2020.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two
portfolios) since 1998; Trustee, Clipper Funds Trust
(consisting of one portfolio) since 2014; Lead
Independent Director, Graham Holdings Company
(educational and media company); Director, The
Coca-Cola Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2019

SEMI-ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, and if your insurance carrier elects to participate, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary or the administrator of your variable insurance product to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary or the administrator of your variable insurance product to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with that financial intermediary or administrator.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q and N-PORT Exhibit are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index”) for the six-month period ended June 30, 2019 (the “period”). The Fund delivered a total return of 18.68%, versus a 17.90% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Industrial REITs (up 34%), Specialized REITs (up 24%), and Diversified REITs (up 24%). All of the sub-industries within the Wilshire Index reported positive performance during the period. Those that reported the weakest, yet still positive, performance were Retail REITs (up 4%), Hotel & Resort REITs (up 12%), and Hotels, Resorts & Cruise Lines (up 13%).

Contributors to Performance
The Fund’s holdings in the Industrial REITs sub-industry made the most significant contribution2 to performance relative to the Wilshire Index and were an important absolute contributor as well. The Fund benefited from both strong stock selection (up 38%, versus up 34% for the Wilshire Index) and its slightly overweight position (11% average weighting, versus 10%) in the strongest performing sub-industry within the Wilshire Index. Among the highest performers for the period were the third-largest holding at the end of the period, Prologis3 (up 38%), Rexford Industrial Realty (up 38%), and Terreno Realty (up 40%).

Specialized REITs were beneficial to absolute performance and represented 19% of net assets at the end of the period. Equinix (up 45%), the top contributor and one of the largest holdings, and Crown Castle International (up 22%) both boosted Fund performance.

The Fund’s position in Health Care REITs and Hotel & Resort REITs were helpful to performance relative to the Wilshire Index. This was due to both the Fund’s lower weighting in each and strong stock selection. The Fund’s Health Care REITs holdings (average weighting of 5%) were up 19%, while the Wilshire Index’s holdings (average weighting of 12%) were up 16%. The Fund held 3% of its average net assets (compared to 6% for the Wilshire Index) in Hotel & Resort REITs. This sub-industry was the second-weakest performing sub-industry within the Wilshire Index. The Fund’s Hotel & Resort REITs holdings were up 15%, compared with up 12% for the Wilshire Index.

Residential REITs contributed significantly to the Fund’s absolute performance (up 20%). A number of helpful contributors included AvalonBay Communities (up 19%), Essex Property Trust (up 21%), and Camden Property Trust (up 20%). AvalonBay Communities was the second-largest holding at the end of the period.

Alexandria Real Estate (up 24%) and Boston Properties (up 16%) also aided Fund performance.

Detractors from Performance
Diversified REITs were a significant detractor from relative performance. The Fund was underweight in this strong-performing sub-industry (2% average weighting, versus 4% for the Wilshire Index) and its securities underperformed those of the Wilshire Index (up 21%, versus up 24%). STORE Capital (up 1%) and Alexander & Baldwin (up 2%) were among the weaker performing securities. Both were new acquisitions during the period.

The Fund’s Office REITs securities slightly underperformed those of the Wilshire Index (both up 15%). The Fund was also overweight (18% average weighting, versus 14%) in this sub-industry. SL Green Realty (up 4%) and Great Portland Estates (up 5%) were laggards.

Only four of the Fund’s issuers experienced a negative return for the period. All four of these issuers were from the Retail REITs sub-industry. They included the top detractor and largest holding at the end of the period, Simon Property Group (down 3%), Macerich (down 20%), CBL & Associates Properties (down 16%), and Kimco Realty (down less than 1%). Kimco Realty was sold during the period.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: common stock risk, fees and expenses risk, headline risk, large-capitalization companies risk, manager risk, mid- and small-capitalization companies risk, real estate risk, stock market risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2019, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2009

Average Annual Total Return for periods ended June 30, 2019

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	10.46%	8.56%	13.88%	8.67%	0.98%	0.98%
Standard & Poor’s 500® Index	10.42%	10.71%	14.69%	5.87%
Wilshire U.S. Real Estate Securities Index	10.47%	8.16%	15.84%	10.38%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2019 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/19 Net Assets)		(% of 06/30/19 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	96.24%	Residential REITs	22.84%	20.70%
Common Stock (Foreign)	1.14%	Specialized REITs	19.24%	17.91%
Preferred Stock	0.35%	Retail REITs	17.62%	14.20%
Short-Term Investments	2.07%	Office REITs	16.17%	13.79%
Other Assets & Liabilities	0.20%	Industrial REITs	11.77%	10.72%
	100.00%	Health Care REITs	7.36%	12.76%
		Diversified REITs	2.55%	3.96%
		Hotel & Resort REITs	2.45%	5.36%
		Real Estate Operating Companies	–	0.34%
		Hotels, Resorts & Cruise Lines	–	0.26%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/19 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.83%
AvalonBay Communities, Inc.	Residential REITs	5.69%
Prologis, Inc.	Industrial REITs	5.16%
Equinix, Inc.	Specialized REITs	5.05%
Boston Properties, Inc.	Office REITs	3.48%
Ventas, Inc.	Health Care REITs	3.28%
Essex Property Trust, Inc.	Residential REITs	3.20%
Camden Property Trust	Residential REITs	3.13%
Alexandria Real Estate Equities, Inc.	Office REITs	3.11%
Hudson Pacific Properties, Inc.	Office REITs	3.08%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2019. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/19)	Ending Account Value (06/30/19)	Expenses Paid During Period* (01/01/19-06/30/19)
Actual	$1,000.00	$1,186.75	$5.31
Hypothetical	$1,000.00	$1,019.93	$4.91

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.98%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.38%)
REAL ESTATE – (97.38%)
Equity Real Estate Investment Trusts (REITs) – (97.38%)
Diversified REITs – (2.49%)
Alexander & Baldwin, Inc.	3,180	$73,458
Liberty Property Trust	3,060	153,123
STORE Capital Corp.	4,265	141,555
		368,136
Health Care REITs – (7.20%)
HCP, Inc.	8,170	261,277
Ventas, Inc.	7,090	484,601
Welltower Inc.	3,890	317,152
		1,063,030
Hotel & Resort REITs – (2.39%)
Host Hotels & Resorts Inc.	13,840	252,165
Ryman Hospitality Properties, Inc.	1,250	101,362
		353,527
Industrial REITs – (11.50%)
EastGroup Properties, Inc.	620	71,908
First Industrial Realty Trust, Inc.	2,030	74,582
Prologis, Inc.	9,515	762,151
Rexford Industrial Realty, Inc.	9,880	398,855
Terreno Realty Corp.	7,990	391,830
		1,699,326
Office REITs – (15.80%)
Alexandria Real Estate Equities, Inc.	3,260	459,953
Boston Properties, Inc.	3,980	513,420
Brandywine Realty Trust	14,060	201,339
Cousins Properties, Inc.	5,375	194,414
Great Portland Estates PLC (United Kingdom)	19,463	169,064
Hudson Pacific Properties, Inc.	13,670	454,801
SL Green Realty Corp.	1,770	142,255
Vornado Realty Trust	3,110	199,351
		2,334,597
Residential REITs – (22.32%)
American Campus Communities, Inc.	9,560	441,290
American Homes 4 Rent, Class A	3,930	95,538
AvalonBay Communities, Inc.	4,140	841,165
Camden Property Trust	4,430	462,448
Equity LifeStyle Properties, Inc.	1,620	196,571
Equity Residential	5,420	411,486
Essex Property Trust, Inc.	1,620	472,927
Invitation Homes Inc.	3,610	96,495
Mid-America Apartment Communities, Inc.	700	82,432
Sun Communities, Inc.	1,530	196,131
		3,296,483
Retail REITs – (16.87%)
Acadia Realty Trust	14,040	384,275
Brixmor Property Group, Inc.	15,320	273,922

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2019 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Federal Realty Investment Trust	2,790	$359,240
Macerich Co.	2,020	67,650
Regency Centers Corp.	5,850	390,429
Retail Opportunity Investments Corp.	9,085	155,626
Simon Property Group, Inc.	5,390	861,106
		2,492,248
Specialized REITs – (18.81%)
CoreSite Realty Corp.	2,190	252,222
Crown Castle International Corp.	3,430	447,101
CubeSmart	3,220	107,677
Digital Realty Trust, Inc.	3,750	441,713
Equinix, Inc.	1,480	746,349
Extra Space Storage Inc.	2,440	258,884
Life Storage, Inc.	1,330	126,456
Public Storage	1,670	397,744
		2,778,146
	Total Real Estate	14,385,493
TOTAL COMMON STOCK – (Identified cost $12,022,928)		14,385,493
PREFERRED STOCK – (0.35%)
REAL ESTATE – (0.35%)
Equity Real Estate Investment Trusts (REITs) – (0.35%)
Retail REITs – (0.35%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	3,136	25,088
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	3,480	26,239
	Total Real Estate	51,327
TOTAL PREFERRED STOCK – (Identified cost $96,498)		51,327
SHORT-TERM INVESTMENTS – (2.07%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.57%, 07/01/19, dated 06/28/19, repurchase value of $101,022 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 07/09/19-03/20/69, total market value $103,020)	$101,000	101,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.50%, 07/01/19, dated 06/28/19, repurchase value of $71,015 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.00%, 11/15/27-07/01/49, total market value $72,420)	71,000	71,000

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2019 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.56%, 07/01/19, dated 06/28/19, repurchase value of $134,029 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 06/01/29-06/01/49, total market value $136,680)	$134,000	$134,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $306,000)	306,000
	Total Investments – (99.80%) – (Identified cost $12,425,426)	14,742,820
	Other Assets Less Liabilities – (0.20%)	28,938
	Net Assets – (100.00%)	$14,771,758

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2019 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$14,742,820
Cash	753
Receivables:
Dividends and interest	57,068
Prepaid expenses	187
Total assets	14,800,828
LIABILITIES:
Payables:
Capital stock redeemed	1,169
Accrued audit fees	8,001
Accrued custodian fees	2,500
Accrued directors’ fees and expenses	1,612
Accrued investment advisory fee	8,793
Other accrued expenses	6,995
Total liabilities	29,070
NET ASSETS	$14,771,758
SHARES OUTSTANDING	962,168
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.35
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$962
Additional paid-in capital	12,088,683
Distributable earnings	2,682,113
Net Assets	$14,771,758

*Including:
Cost of investments	$12,425,426

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2019 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$243,245
Interest		4,272
Total income		247,517
Expenses:
Investment advisory fees (Note 3)	$38,758
Custodian fees	4,258
Transfer agent fees	3,775
Audit fees	9,400
Legal fees	259
Accounting fees (Note 3)	1,002
Reports to shareholders	6
Directors’ fees and expenses	3,892
Registration and filing fees	2
Excise tax expense (Note 1)	1,663
Miscellaneous	5,932
Total expenses		68,947
Net investment income		178,570
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		30,432
Foreign currency transactions		(13)
Net realized gain		30,419
Net increase in unrealized appreciation		2,115,595
Net realized and unrealized gain on investments and foreign currency transactions		2,146,014
Net increase in net assets resulting from operations		$2,324,584

*Net of foreign taxes withheld of		$407

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
OPERATIONS:
Net investment income	$178,570	$287,627
Net realized gain from investments and foreign currency transactions	30,419	698,280
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,115,595	(1,683,897)
Net increase (decrease) in net assets resulting from operations	2,324,584	(697,990)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(94,958)	(1,014,706)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(21,567)	(1,325,899)
Total increase (decrease) in net assets	2,208,059	(3,038,595)
NET ASSETS:
Beginning of period	12,563,699	15,602,294
End of period	$14,771,758	$12,563,699

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Real Estate	$14,385,493	$–	$–	$14,385,493
Preferred Stock:
Real Estate	51,327	–	–	51,327
Short-term securities	–	306,000	–	306,000
Total Investments	$14,436,820	$306,000	$–	$14,742,820

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. The Fund incurred a 2018 excise tax liability of $1,663 during the six months ended June 30, 2019. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2019, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2015.

At June 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

Unrealized appreciation	$2,590,404
Unrealized depreciation	(298,136)
Net unrealized appreciation	$2,292,268

Aggregate cost	$12,450,552

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2019 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended June 30, 2019 were $835,718 and $940,232, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2020.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2019 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2019, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2019 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	63,845	6,268	(72,618)	(2,505)
Value:	$964,207	$94,958	$(1,080,732)	$(21,567)

	Year ended December 31, 2018
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	35,768	77,006	(198,628)	(85,854)
Value:	$525,608	$1,014,706	$(2,866,213)	$(1,325,899)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the six months ended June 30, 2019.

15

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2019	Year ended December 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.02	$14.85	$14.36	$13.31	$13.31	$10.56
Income (Loss) from Investment Operations:
Net Investment Income	0.19[a]	0.30[a]	0.22[a]	0.18[a]	0.14[a]	0.17
Net Realized and Unrealized Gains (Losses)	2.24	(1.01)	0.96	1.11	0.08	2.73
Total from Investment Operations	2.43	(0.71)	1.18	1.29	0.22	2.90
Dividends and Distributions:
Dividends from Net Investment Income	(0.10)	(0.41)	(0.18)	(0.24)	(0.22)	(0.15)
Distributions from Realized Gains	–	(0.71)	(0.51)	–	–	–
Total Dividends and Distributions	(0.10)	(1.12)	(0.69)	(0.24)	(0.22)	(0.15)
Net Asset Value, End of Period	$15.35	$13.02	$14.85	$14.36	$13.31	$13.31
Total Return[b]	18.68%	(4.82)%	8.25%	9.70%	1.65%	27.54%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,772	$12,564	$15,602	$17,855	$17,921	$26,137
Ratio of Expenses to Average Net Assets:
Gross	0.98%[c]	1.00%	0.93%	0.87%	0.85%	0.81%
Net[d]	0.98%[c]	1.00%	0.93%	0.74%	0.85%	0.81%
Ratio of Net Investment Income to Average Net Assets	2.53%[c]	2.07%	1.50%	1.29%	1.02%	1.34%
Portfolio Turnover Rate[e]	6%	40%	22%	55%	95%	54%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2019. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Real Estate Portfolio and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	Achieves satisfactory investment results over the long-term, after all costs;
2.
Efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	Fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule reflected those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Fund, the Independent Directors noted that the range of services provided to the Fund is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Fund and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Real Estate Portfolio underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index, over the one- and ten-year time periods, as well as since its inception on July 1, 1999, but outperformed the Wilshire U.S. Real Estate Securities Index over the three- and five-year time periods, all periods ended February 28, 2019. In reviewing the performance, the Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. Real Estate Securities Index, as well as other funds provided in the reports, are primarily REIT-only funds.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average and the Lipper Index over the one-, two-, three-, four- and five-year time periods, and outperformed the Lipper Index, but underperformed the Performance Universe Average over the ten-year time period, all periods ended December 31, 2018.
The Independent Directors also reviewed the Fund’s performance when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. Real Estate Securities Index in 1 out of 16 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 4 out of 16 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2018. The Fund underperformed the Wilshire U.S. Real Estate Securities Index in 11 out of 11 rolling ten-year time periods, and outperformed the Morningstar U.S. Insurance Real Estate category in 1 out of 11 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2018.
The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses through May 1, 2020.

18

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

Marc P. Blum (09/09/42) Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates Jr. (08/02/53) Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings Company (educational
and media company); Director, Colfax Corp.
(engineering and manufacturer of pumps and fluid
handling equipment); Director, Cable ONE Inc. (cable
service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Independent Director, Modine Manufacturing
Company (heat transfer technology); Director,
McDermott International, Inc. (industrial construction
and engineering); Lead Independent Director, Fifth
Third Bancorp (diversified financial services).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 14, 2019

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 14, 2019